Financial income (expense), net - Schedule of interest income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interest Income [Abstract]
Financial interest	$ 4,535	$ 1,235	$ 809
Total interest income	$ 4,535	$ 1,235	$ 809